Taxes (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Taxes

For the Vale S.A.’s subsidiaries that operate in jurisdictions where the tax rate is lower than the tax rate applicable in Brazil, the Brazilian corporate tax law requires Vale S.A. to pay in Brazil the income tax related with the referred rate differential. Therefore, the income tax charge is computed in the consolidated financial statements using the tax rate enacted at the end of the reporting period in Brazil.

Management regularly assesses positions taken in tax returns concerning situations where applicable tax regulations are subject to interpretation. Provisions are established, as needed, based on expected amounts payable to tax authorities. Liabilities related to uncertain tax positions are recorded only when it is deemed, with a more-likely-than-not probability, that these positions will withstand challenges, if any, from taxing authorities, based on input from internal and external legal advisors.

Deferred income taxes are recognized for temporary differences between the carrying amount and the tax basis of assets and liabilities, as well as tax losses carryforwards. However, deferred tax liabilities arising from the initial recognition of goodwill are not recognized. Additionally, deferred income tax is not accounted for if it arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor taxable profit (tax loss) and does not give rise to equal taxable and deductible temporary differences. Offset of deferred tax assets and liabilities occurs when there is a legally enforceable right to offset current tax assets and liabilities, and when the deferred tax balances pertain to the same taxation authority.

Deferred tax assets resulting from tax losses and temporary differences are not recognized when it is not probable that future taxable profit will be available against which these differences and/or tax losses can be utilized. The Company evaluates annually the recoverability of these deferred tax assets through the revision of the future taxable profit estimates.

Current and deferred tax is recognized in profit or loss unless it relates to items recognized in other comprehensive income or directly in equity. In such cases, the tax is also recognized in other comprehensive income or directly in equity, respectively.